Organization and Nature of Operations (Details) - Schedule of consolidated financial statements - VIE [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 43,098,722	$ 25,022,199
Accounts receivable	826,683	1,774,792
Inventories	246,778	11,692
Prepayments, deposits and other current assets	6,340,844	1,891,869
Total current assets	50,513,027	28,700,552
Non-current assets
Property, plant and equipment, net	45,288	53,042
Intangible assets, net	36,031	43,041
Operating lease – right-of-use assets, net	4,262,736	5,951,588
Finance lease – right-of-use assets, net	1,346,728	1,398,404
Long-term prepayments and other non-current assets	1,934,955	4,449,467
Deferred income tax assets	704,262	353,097
Total non-current assets	8,330,000	12,248,639
TOTAL ASSETS	58,843,027	40,949,191
Current liabilities
Accounts payable and accrued expenses	6,102,825	2,973,141
Advance from customers	2,993,656	1,414,345
Taxes payable	2,220	8,025
Current maturities of operating lease liabilities	87,103	199,011
Current maturities of finance lease liabilities	59,098	51,353
Total current liabilities	9,244,902	4,645,875
Long-term portion of operating lease liabilities	2,147,252	3,117,124
Long-term portion of finance lease liabilities	442,670	457,867
TOTAL LIABILITIES	11,834,824	8,220,866
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 33,581,556 and 28,000,000 shares issued and outstanding, respectively
Additional paid-in capital	3,670,757	3,670,757
Statutory reserve	664,100	664,100
Retained earnings	41,374,813	31,059,450
Accumulated other comprehensive loss	1,345,574	(1,967,388)
Total equity attributable to shareholders	47,055,244	32,762,819
Non-controlling interest	(47,041)	(34,494)
TOTAL SHAREHOLDERS’ EQUITY	47,008,203	32,728,325
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	58,843,027	40,949,191
Revenues	74,525,434	46,200,949	$ 51,149,326
Net income	10,970,430	5,648,008	10,172,361
Net cash provided by operating activities	16,629,083	3,816,486	9,240,128
Net cash provided by (used in) investing activities	(1,952,081)	(1,038,987)	382,434
Net cash provided by (used in) financing activities	685,614	(264,829)
Effects of currency translation	2,713,907	(719,843)	(497,288)
Net cash inflow	$ 18,076,523	$ 1,792,827	$ 9,125,274